Liability in Respect of Warrants (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 02, 2024 $ / shares shares	Jun. 26, 2024 USD ($)	Jun. 22, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 $ / shares
Liability in Respect of Warrants [Line Items]
Issued warrant (in Shares) | shares			3,000,000
Exercise price (in Dollars per share) | $ / shares	$ 1.25
Fair value of warrants				$ (46)	$ (2,191)
Revaluation Income		$ 46
Reclassification of warrants into equity				$ 1,366
Investor [Member]
Liability in Respect of Warrants [Line Items]
Number of ordinary share			1
Exercise price (in Dollars per share) | $ / shares			$ 1.5
Warrant [Member]
Liability in Respect of Warrants [Line Items]
Issued warrant (in Shares) | shares	8,000,000		3,000,000
Number of ordinary share	1
Exercise price (in Dollars per share) | $ / shares			$ 1.5	$ 0.75			$ 6
Fair value of warrants		$ 1,366	$ 3,603
Retained Earnings [Member]
Liability in Respect of Warrants [Line Items]
Reclassification of warrants into equity				$ (329)